General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 12,054	$ 11,931
PSUs 1		140	(633)
Total salaries and benefits		12,194	11,298
Depreciation		972	952
Donations		2,141	1,976
Professional fees		3,938	6,168
Other		10,377	8,985
Cash settled general and administrative		29,622	29,379
Total equity settled stock based compensation		5,051	5,060
Total general and administrative	[1]	34,673	34,439
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation		3,037	4,326
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation		$ 2,014	$ 734

[1]	Equity settled stock based compensation (a non-cash item) included in general and administrative expenses $ 5,051 $ 5,060